Other assets - Additional Information (Details) $ in Thousands, $ in Millions			3 Months Ended		12 Months Ended
	Jan. 15, 2025 USD ($)	Jan. 15, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of financial assets [line items]
Proceeds from sale of marketable security					$ 10,277	$ 0
GMIN Investment
Disclosure of financial assets [line items]
Investments in marketable securities			$ 138,900		$ 138,900
Proceeds from sale of marketable security			$ 10,300	$ 14.6
GMIN Investment | Sale Of Investment Activities
Disclosure of financial assets [line items]
Proceeds from sale of marketable security	$ 155,100	$ 223.1